ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2024
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
ACCOUNTS PAYABLES

12. ACCOUNTS PAYABLES

	As of December 31,
	2023	2024
	RMB	RMB	USD
Accounts payables	113,915	70,690	9,684
Total	113,915	70,690	9,684
Less: trade and bills payables of the discontinued operations	(13,505)	-	-
Trade and bills payables of the continued operations	100,410	70,690	9,684